Other current assets (Tables)	12 Months Ended
Dec. 31, 2022
Other current assets [abstract]
Other current assets
(USD millions)	2022	2021

VAT receivable	509	487

Withholding tax recoverable	50	58

Prepaid expenses	911	1 102

Contingent consideration receivable [1]	43

Other receivables and current assets	958	793

Total other current assets	2 471	2 440

[1] Note 29 provides additional disclosures related to contingent consideration.